UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-8707

Name of Fund:  MuniHoldings Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, MuniHoldings Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/2007

Date of reporting period: 05/01/06 - 07/31/06

Item 1 - Schedule of Investments


MuniHoldings Insured Fund, Inc.


Schedule of Investments as of July 31, 2006                                                                        (In Thousands)

                           Face
State                    Amount    Municipal Bonds                                                                      Value
Alabama - 1.3%        $   2,170    Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
                                   5.50% due 1/01/2022                                                               $      2,317


Arkansas - 2.2%           3,710    Arkansas State Development Finance Authority, M/F Mortgage Revenue Refunding
                                   Bonds, DRIVERS, Series 964Z, 6.73% due 6/01/2010 (c)(e)(j)                               3,960


California - 33.6%        3,250    California Pollution Control Financing Authority, PCR, Refunding, DRIVERS,
                                   AMT, Series 878Z, 6.719% due 12/01/2009 (e)(j)                                           3,630
                            190    California State, GO, 5.50% due 4/01/2014 (f)                                              211
                          1,110    California State, GO, 5.50% due 4/01/2028                                                1,200
                          2,000    California State Public Works Board, Lease Revenue Bonds (Department of General
                                   Services - Capitol East End Complex), Series A, 5% due 12/01/2027 (a)                    2,052
                          1,800    East Side Union High School District, California, Santa Clara County, GO
                                   (Election of 2002), Series B, 5% due 8/01/2027 (b)                                       1,856
                          1,335    East Side Union High School District, California, Santa Clara County, GO
                                   (Election of 2002), Series D, 5% due 8/01/2021 (g)                                       1,401
                          5,155    East Side Union High School District, California, Santa Clara County, GO
                                   (Election of 2002), Series D, 5% due 8/01/2029 (g)                                       5,317
                          2,000    Los Angeles, California, Unified School District, GO (Election of 1997),
                                   Series F, 5% due 1/01/2028 (b)                                                           2,064
                          4,395    Los Angeles, California, Unified School District, GO, Series A, 5% due
                                   1/01/2028 (e)                                                                            4,536
                          2,565    Modesto, California, Schools Infrastructure Financing Agency, Special
                                   Tax Bonds, 5.50% due 9/01/2036 (a)                                                       2,753
                          5,005    San Francisco, California, City and County, GO (California Academy of Sciences
                                   Improvements), Series E, 5% due 6/15/2023 (e)                                            5,210
                          1,265    San Jose, California, GO (Libraries, Parks and Public Safety Projects), 5%
                                   due 9/01/2030 (e)                                                                        1,304
                          2,635    San Pablo, California, Joint Powers Financing Authority, Tax Allocation
                                   Revenue Refunding Bonds, 5.66% due 12/01/2024 (e)(m)                                     1,039


Portfolio Abbreviations


To simplify the listings of MuniHoldings Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the listed below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
M/F        Multi-Family
PCR        Pollution Control Revenue Bonds
VRDN       Variable Rate Demand Notes



MuniHoldings Insured Fund, Inc.


Schedule of Investments as of July 31, 2006 (concluded)                                                            (In Thousands)

                           Face
State                    Amount    Municipal Bonds                                                                      Value
California            $   2,355    San Pablo, California, Joint Powers Financing Authority, Tax Allocation
(concluded)                        Revenue Refunding Bonds, 5.66% due 12/01/2025 (e)(m)                              $        875
                          2,355    San Pablo, California, Joint Powers Financing Authority, Tax Allocation
                                   Revenue Refunding Bonds, 5.66% due 12/01/2026 (e)(m)                                       825
                          4,265    Santa Ana, California, Unified School District, GO, 5% due 8/01/2032 (e)                 4,370
                          3,145    Sequoia, California, Unified High School District, GO, Refunding, Series B,
                                   5.50% due 7/01/2035 (d)                                                                  3,436
                          4,540    Stockton, California, Public Financing Revenue Bonds (Redevelopment Projects),
                                   Series A, 5.25% due 9/01/2031 (h)                                                        4,735
                          2,080    Sweetwater, California, Union High School District, Public Financing Authority,
                                   Special Tax Revenue Bonds, Series A, 5% due 9/01/2028 (d)                                2,143
                          2,180    Tustin, California, Unified School District, Senior Lien Special Tax Bonds
                                   (Community Facilities District Number 97-1), Series A, 5% due 9/01/2032 (d)              2,223
                          2,800    Tustin, California, Unified School District, Senior Lien Special Tax Bonds
                                   (Community Facilities District Number 97-1), Series A, 5% due 9/01/2038 (d)              2,857
                          2,000    University of California Revenue Bonds (Multiple Purpose Projects), Series Q,
                                   5% due 9/01/2022 (d)                                                                     2,077
                          3,480    West Contra Costa, California, Unified School District, GO, Series C, 5% due
                                   8/01/2021 (b)                                                                            3,622


Colorado - 6.4%           2,440    Aurora, Colorado, COP, 5.75% due 12/01/2010 (a)(f)                                       2,626
                          2,560    Aurora, Colorado, COP, 5.75% due 12/01/2010 (a)(f)                                       2,755
                          2,730    Aurora, Colorado, COP, 5.75% due 12/01/2010 (a)(f)                                       2,938
                          2,890    Aurora, Colorado, COP, 5.75% due 12/01/2010 (a)(f)                                       3,111


Florida - 2.4%            2,225    Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds,
                                   Series A, 5.24% due 10/01/2037 (e)(m)                                                      433
                          3,850    Pasco County, Florida, Half-Cent Sales Tax Revenue Bonds, 5.125% due 12/01/2028 (a)      3,994


Georgia - 3.5%            4,000    Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2034 (d)                4,211
                          1,900    Burke County, Georgia, Development Authority, PCR, Refunding (Oglethorpe Power
                                   Corporation), VRDN, Series B, 3.60% due 1/01/2020 (a)(i)                                 1,900


Illinois - 10.8%          2,790    Chicago, Illinois, GO, Series A, 6% due 7/01/2010 (b)(f)                                 3,035
                          2,000    Chicago, Illinois, GO, Series A, 6% due 7/01/2010 (b)(f)                                 2,176
                          3,175    Chicago, Illinois, GO, Series A, 6% due 7/01/2010 (b)(f)                                 3,454
                          2,150    Chicago, Illinois, O'Hare International Airport Revenue Bonds, DRIVERS, AMT,
                                   Series 845-Z, 7.998% due 1/01/2012 (e)(g)(j)                                             2,590
                          2,965    Chicago, Illinois, Park District, Limited Tax, GO, Series A, 5.75% due
                                   1/01/2011 (b)(f)                                                                         3,198
                          4,500    Illinois State, GO, First Series, 6% due 1/01/2018 (b)                                   4,788
                             45    Lake, Cook, Kane and McHenry Counties, Illinois, Community Unit School District
                                   Number 220, GO, 5.75% due 12/01/2019 (b)                                                    48


Indiana - 1.2%            2,000    Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5.25%
                                   due 6/01/2029 (b)                                                                        2,103


Louisiana - 0.5%            945    Louisiana State, Gas and Fuels Tax Revenue Bonds, Series A, 5% due 5/01/2030 (b)           972


Massachusetts - 10.4%     3,565    Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds,
                                   Senior Series A, 5% due 7/01/2035                                                        3,636
                          2,105    Massachusetts Bay Transportation Authority, Special Assessment Revenue Refunding
                                   Bonds, Series A, 5% due 7/01/2031                                                        2,175
                            565    Massachusetts State, HFA, Housing Development Revenue Refunding Bonds, AMT,
                                   Series A, 5.15% due 6/01/2011 (e)                                                          566
                          2,440    Massachusetts State, HFA, Rental Housing Mortgage Revenue Bonds, AMT, Series C,
                                   5.50% due 7/01/2032 (d)                                                                  2,557
                          9,405    Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                   Series A, 5% due 8/15/2030 (d)                                                           9,744


Michigan - 3.8%           2,035    Boyne City, Michigan, Public School District, GO, 5.75% due 5/01/2009 (b)(f)             2,139
                          1,750    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds,
                                   DRIVERS, AMT, Series 857Z, 7.299% due 3/01/2010 (g)(j)                                   1,931
                          1,000    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds,
                                   DRIVERS, AMT, Series 858Z, 7% due 12/01/2011 (g)(j)                                      1,115
                          1,500    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                   (Detroit Edison Pollution), AMT, Series B, 5.65% due 9/01/2029 (g)                       1,577


Minnesota - 2.4%          4,015    Sauk Rapids, Minnesota, Independent School District Number 47, GO, Series A,
                                   5.65% due 2/01/2019 (e)                                                                  4,320


Missouri - 5.3%           2,000    Cape Girardeau, Missouri, School District Number 063, GO (Missouri Direct
                                   Deposit Program), 5.50% due 3/01/2018 (b)                                                2,103
                          1,925    Mehlville, Missouri, School District Number R-9, COP, Series A, 5.50% due
                                   3/01/2014 (d)                                                                            2,054
                          2,175    Mehlville, Missouri, School District Number R-9, COP, Series A, 5.50% due
                                   3/01/2015 (d)                                                                            2,317
                          1,170    Mehlville, Missouri, School District Number R-9, COP, Series A, 5.50% due
                                   3/01/2016 (d)                                                                            1,247
                          1,500    Mehlville, Missouri, School District Number R-9, COP, Series A, 5.50% due
                                   3/01/2017 (d)                                                                            1,591


Nebraska - 2.2%           1,585    Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds,
                                   First Tier, Series A, 5.50% due 4/01/2020 (a)                                            1,699
                          2,000    Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds,
                                   First Tier, Series A, 5.50% due 4/01/2021 (a)                                            2,136


New Jersey - 17.7%        1,800    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.625% due 6/15/2018                        1,866
                          5,295    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                         5,607
                          3,800    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034 (l)                     4,117
                          6,700    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due
                                   7/01/2033 (e)                                                                            7,063
                          3,020    New Jersey State Transportation Trust Fund Authority, Transportation System
                                   Revenue Bonds, Series D, 5% due 6/15/2015 (d)(f)                                         3,244
                          3,685    New Jersey State Transportation Trust Fund Authority, Transportation System
                                   Revenue Bonds, Series D, 5% due 6/15/2019 (d)                                            3,865
                          5,500    New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C, 5% due
                                   1/01/2030 (d)                                                                            5,683


New Mexico - 2.0%         3,325    New Mexico Finance Authority, Senior Lien State Transportation Revenue Bonds,
                                   Series A, 5.125% due 6/15/2018 (e)                                                       3,541


New York - 26.9%         10,000    Nassau Health Care Corporation, New York, Health System Revenue Bonds, 5.75%
                                   due 8/01/2009 (d)(f)                                                                    10,753
                            230    New York City, New York, GO, Refunding, Series G, 5.75% due 2/01/2017 (d)                  234
                          4,000    New York City, New York, GO, Series E, 5% due 11/01/2017 (d)                             4,229
                          7,085    New York City, New York, GO, Series G, 5.75% due 10/15/2007 (d)(f)                       7,329
                          4,055    New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                   Series A, 5% due 10/15/2020 (e)                                                          4,266
                          4,095    New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                   Series A, 5.25% due 10/15/2027 (a)                                                       4,361
                          4,000    New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                   Series A, 5% due 10/15/2032 (a)                                                          4,133
                          3,505    New York State Dormitory Authority Revenue Bonds (School Districts Financing
                                   Program), Series D, 5.25% due 10/01/2023 (e)                                             3,728
                          4,900    Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                   5.50% due 6/01/2017                                                                      5,204
                          3,430    Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                   5.50% due 6/01/2020 (b)                                                                  3,690


Oregon - 0.9%             1,400    Portland, Oregon, Urban Renewal and Redevelopment Tax Allocation Bonds
                                   (Oregon Convention Center), Series A, 5.75% due 6/15/2015 (a)                            1,506


Pennsylvania - 12.8%      3,900    Pennsylvania State Higher Educational Facilities Authority, State System of
                                   Higher Education Revenue Bonds, Series O, 5.125% due 6/15/2024 (a)                       3,933
                          6,045    Philadelphia, Pennsylvania, Airport Revenue Bonds (Philadelphia Airport System),
                                   AMT, Series B, 5.50% due 6/15/2017 (b)                                                   6,225
                          3,390    Pittsburgh, Pennsylvania, GO, Refunding, Series B, 5.25% due 9/01/2017 (d)               3,676
                          2,615    Pittsburgh, Pennsylvania, GO, Series C, 5.25% due 9/01/2017 (d)                          2,836
                          2,015    Seneca Valley, Pennsylvania, School District, GO, 5% due 1/01/2019 (b)                   2,123
                          1,800    Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds
                                   (Capital Projects and Equipment Program), 6.15% due 12/01/2029 (a)                       1,923
                          1,885    York County, Pennsylvania, School of Technology Authority, Lease Revenue
                                   Refunding Bonds, 5.50% due 2/15/2022 (b)                                                 2,026


Rhode Island - 4.8%       5,000    Providence, Rhode Island, Redevelopment Agency Revenue Refunding Bonds
                                   (Public Safety and Municipal Buildings), Series A, 5.75% due 4/01/2010 (a)(f)            5,374
                          2,870    Rhode Island State Health and Educational Building Corporation Revenue Bonds
                                   (Rhode Island School of Design), Series D, 5.50% due 8/15/2031 (g)                       3,076


South Carolina - 0.9%     1,525    Medical University Hospital Authority, South Carolina, Hospital Facilities,
                                   Revenue Refunding Bonds, Series A, 5.25% due 2/15/2025 (c)(e)                            1,605


Tennessee - 2.9%          2,580    Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT, Series A,
                                   5.25% due 7/01/2022 (d)                                                                  2,638
                          2,370    Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT, Series A,
                                   5.35% due 1/01/2026 (d)                                                                  2,425


Texas - 4.1%              4,000    Dallas-Fort Worth, Texas, International Airport Revenue Bonds, DRIVERS, AMT,
                                   Series 778-Z, 6.999% due 11/01/2011 (e)(j)                                               4,438
                          2,780    Houston, Texas, Community College System, Participation Interests, COP (Alief
                                   Center Project), 5.75% due 8/15/2022 (e)                                                 2,910


Washington - 4.9%         4,000    Bellevue, Washington, GO, Refunding, 5.50% due 12/01/2039 (e)                            4,337
                          2,310    Chelan County, Washington, Public Utility District Number 001, Consolidated
                                   Revenue Bonds (Chelan Hydro System), AMT, Series A, 5.45% due 7/01/2037 (a)              2,425
                          1,810    Snohomish County, Washington, Public Utility District Number 001, Electric
                                   Revenue Bonds, 5.50% due 12/01/2022 (d)                                                  1,943


West Virginia - 2.9%      5,000    West Virginia State Housing Development Fund, Housing Finance Revenue Refunding
                                   Bonds, Series D, 5.20% due 11/01/2021 (e)                                                5,141


Wisconsin - 0.3%            500    Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Blood
                                   Center of Southeastern Wisconsin Project), 5.50% due 6/01/2024                             521


Wyoming - 0.9%            1,500    Wyoming Student Loan Corporation, Student Loan Revenue Refunding Bonds, Series A,
                                   6.20% due 6/01/2024                                                                      1,585


Puerto Rico - 3.0%        3,235    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due
                                   7/01/2027 (g)                                                                            3,355
                          1,870    Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                                   Bonds, Series D, 5.25% due 7/01/2036                                                     1,918

                                   Total Municipal Bonds  (Cost - $297,890) - 171.0%                                      304,104


                         Shares
                           Held    Short-Term Securities
                             21    Merrill Lynch Institutional Tax-Exempt Fund, 3.45% (k)(n)                                   21

                                   Total Short-Term Securities  (Cost - $21) - 0.0%                                            21

                                   Total Investments  (Cost - $297,911*) - 171.0%                                         304,125
                                   Other Assets Less Liabilities - 4.4%                                                     7,811
                                   Preferred Stock, at Redemption Value - (75.4%)                                       (134,070)
                                                                                                                     ------------
                                   Net Assets Applicable to Common Stock - 100.0%                                    $    177,866
                                                                                                                     ============


  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                $         297,957
                                                  =================
    Gross unrealized appreciation                 $           7,308
    Gross unrealized depreciation                           (1,140)
                                                  -----------------
    Net unrealized appreciation                   $           6,168
                                                  =================

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FHA Insured.

(d) FSA Insured.

(e) MBIA Insured.

(f) Prerefunded.

(g) XL Capital Insured.

(h) Radian Insured.

(i) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(j) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(k) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net             Dividend
    Affiliate                                   Activity           Income

    Merrill Lynch Institutional
       Tax-Exempt Fund                             --                --*

       * Amount is less than $1,000.


(l) Assured Guaranty Insured.

(m) Represents a zero coupon bond, the interest rate shown reflects the effective yield at the time of purchase.

(n) Represents the effective yield as of July 31, 2006.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniHoldings Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniHoldings Insured Fund, Inc.


Date:  September 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniHoldings Insured Fund, Inc.


Date:  September 20, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       MuniHoldings Insured Fund, Inc.


Date:  September 20, 2006